Senior Notes Payable and Other Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components of Senior Notes Payable and Other Debt

The Company’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Future Annual Maturities of All Debt Obligations

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Components of Senior Notes Payable and Other Debt

The Partnership’s senior notes payable and other debt consisted of the following:

	December 31, 2012	December 31, 2011
Senior Notes (interest rate of 7.75% on December 31, 2012 and 2011, respectively), inclusive of $3.2 million and $2.6 million net premium balance, respectively	$403,180,433	$302,552,127
Term Loan (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	192,212,350	196,943,393
Acquisition Credit Line (interest rates of 5.75% on December 31, 2012 and 2011, respectively)	18,925,200	72,216,570
Construction loan (interest rates of 5.95% on December 31, 2012 and 2011, respectively)	—	6,073,802
2016 Revolver (interest rate 5.25% on December 31, 2012	69,368,589	—
2014 Revolver (interest rate of 6.50% on December 31, 2012 and 2011, respectively)	—	15,000,000
Acquisition loans (interest rates of 6.00% on December 31, 2012 and 2011, respectively)	7,584,974	7,687,686
HUD Loan (interest rate of 5.00% on December 31, 2012), inclusive of $2.5 million premium balance	13,881,869	—

Total	$705,153,415	$600,473,578

Future Annual Maturities of All Debt Obligations

Future annual maturities of all debt obligations for five fiscal years subsequent to December 31, 2012 and thereafter, are as follows:

2013	$4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653

$705,153,415